22. EXPENSES BY NATURE (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses	R$ (646,944)	R$ (1,076,730)	R$ (1,341,191)
Depreciation, amortization and depletion
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production costs	1,376,862	1,241,425
Sales expenses	8,851	9,163
General and Administrative Expenses	23,052	28,228
Depreciation, amortization and depletion	(1,408,765)	(1,278,816)
Other operating expenses	44,570	43,681
Total	R$ 1,453,335	R$ 1,322,497